SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Capitalized software development cost [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer equipment and purchased system software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer equipment and purchased system software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years